UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments:

Putnam VT Small Cap Value Fund

The fund's portfolio
9/30/17 (Unaudited)

COMMON STOCKS (86.9%)(a)
	Shares	Value

Air freight and logistics (1.3%)

Echo Global Logistics, Inc.(NON)	17,771	$334,983

Hub Group, Inc. Class A(NON)	39,800	1,709,410

		2,044,393
Airlines (0.4%)

Spirit Airlines, Inc.(NON)	19,200	641,472

		641,472
Auto components (0.7%)

American Axle & Manufacturing Holdings, Inc.(NON)	30,879	542,853

Cooper Tire & Rubber Co.	13,400	501,160

Motorcar Parts of America, Inc.(NON)	5,555	163,650

		1,207,663
Banks (7.4%)

Ameris Bancorp	10,900	523,200

Astoria Financial Corp.	15,900	341,850

Berkshire Hills Bancorp, Inc.	22,320	864,900

Blue Hills Bancorp, Inc.	20,738	398,170

Bridge Bancorp, Inc.	14,968	508,164

Brookline Bancorp, Inc.	13,800	213,900

First Bancorp	4,771	164,170

First Busey Corp.	11,064	346,967

First Midwest Ban Corp., Inc.	18,800	440,296

Franklin Financial Network, Inc.(NON)	10,102	360,136

Fulton Financial Corp.	14,780	277,125

Heartland Financial USA, Inc.	4,700	232,180

Hope Bancorp, Inc	38,864	688,281

IBERIABANK Corp.	14,439	1,186,164

Independent Bank Group, Inc.	17,301	1,043,250

Investors Bancorp, Inc.	11,600	158,224

Old National Bancorp	20,637	377,657

Pacific Premier Bancorp, Inc.(NON)	11,970	451,868

Preferred Bank	3,367	203,198

RBB Bancorp(NON)	7,262	166,227

Southside Bancshares, Inc.	7,257	263,865

Sterling Bancorp(S)	20,695	510,132

Umpqua Holdings Corp.	11,971	233,554

United Community Banks, Inc./GA	13,500	385,290

Valley National Bancorp(S)	91,171	1,098,611

Western Alliance Bancorp(NON)	7,200	382,176

		11,819,555
Building products (1.2%)

Advanced Drainage Systems, Inc.	24,400	494,100

Apogee Enterprises, Inc.	15,900	767,334

Armstrong Flooring, Inc.(NON)	32,804	516,663

Ply Gem Holdings, Inc.(NON)	9,279	158,207

		1,936,304
Capital markets (1.5%)

OM Asset Management PLC (United Kingdom)	45,600	680,352

Pzena Investment Management, Inc. Class A	23,119	251,766

Virtus Investment Partners, Inc.(S)	4,400	510,620

Waddell & Reed Financial, Inc. Class A(S)	52,900	1,061,703

		2,504,441
Chemicals (2.3%)

AdvanSix, Inc.(NON)	9,900	393,525

Ferro Corp.(NON)	11,675	260,353

Minerals Technologies, Inc.	22,175	1,566,664

Orion Engineered Carbons SA (Luxembourg)	18,111	406,592

Valvoline, Inc.	45,202	1,059,987

		3,687,121
Commercial services and supplies (0.8%)

CECO Environmental Corp.	81,925	693,086

Knoll, Inc.	22,732	454,640

RR Donnelley & Sons Co.	15,500	159,650

		1,307,376
Communications equipment (1.7%)

ADTRAN, Inc.	4,000	96,000

Ciena Corp.(NON)	20,200	443,794

Finisar Corp.(NON)	42,965	952,534

Infinera Corp.(NON)	80,200	711,374

Mitel Networks Corp. (Canada)(NON)	66,000	553,740

		2,757,442
Construction and engineering (2.3%)

Dycom Industries, Inc.(NON)	11,956	1,026,781

KBR, Inc.	43,250	773,310

Layne Christensen Co.(NON)	32,239	404,599

MasTec, Inc.(NON)	8,700	403,680

MYR Group, Inc./DE(NON)	17,600	512,864

Northwest Pipe, Co.(NON)(S)	28,093	534,329

		3,655,563
Containers and packaging (0.5%)

Bemis Co., Inc.	14,100	642,537

Greif, Inc. Class A	4,093	239,604

		882,141
Diversified financial services (1.3%)

Capitol Investment Corp IV (Units)(NON)	73,699	745,834

Double Eagle Acquisition Corp. Class A(NON)	22,730	229,573

Easterly Acquisition Corp.(NON)	26,464	264,640

Silver Run Acquisition Corp. II Class A(NON)(S)	74,800	762,960

		2,003,007
Diversified telecommunication services (—%)

IDT Corp. Class B	5,100	71,808

		71,808
Electrical equipment (2.2%)

Atkore International Group, Inc.(NON)	73,500	1,433,985

AZZ, Inc.	7,759	377,863

Encore Wire Corp.	8,618	385,871

Generac Holdings, Inc.(NON)	13,511	620,560

Thermon Group Holdings, Inc.(NON)	37,681	677,881

		3,496,160
Electronic equipment, instruments, and components (3.0%)

Bel Fuse, Inc. Class B	5,450	170,040

Celestica, Inc. (Canada)(NON)	89,400	1,106,772

Fabrinet (Thailand)(NON)	22,015	815,876

Flex, Ltd.(NON)	14,189	235,112

Jabil, Inc.	23,000	656,650

Knowles Corp.(NON)(S)	58,500	893,295

Orbotech, Ltd. (Israel)(NON)	8,900	375,669

TTM Technologies, Inc.(NON)	31,500	484,155

		4,737,569
Energy equipment and services (2.9%)

C&J Energy Services, Inc.(NON)	13,220	396,203

Keane Group, Inc.(NON)(S)	39,793	663,747

Key Energy Services, Inc.(NON)(S)	28,000	368,760

Mullen Group, Ltd. (Canada)	35,556	485,858

Patterson-UTI Energy, Inc.	46,300	969,522

ProPetro Holding Corp.(NON)	12,893	185,015

Superior Energy Services, Inc.(NON)	37,100	396,228

Unit Corp.(NON)	56,500	1,162,770

		4,628,103
Equity real estate investment trusts (REITs) (4.3%)

CBL & Associates Properties, Inc.(S)	32,200	270,158

Clipper Realty, Inc.	38,000	406,980

New York REIT, Inc.	175,370	1,376,655

RLJ Lodging Trust	89,843	1,976,546

Senior Housing Properties Trust	34,340	671,347

STORE Capital Corp.	32,952	819,516

Summit Hotel Properties, Inc.	66,400	1,061,736

Xenia Hotels & Resorts, Inc.	15,060	317,013

		6,899,951
Food and staples retail (1.1%)

Sprouts Farmers Market, Inc.(NON)(S)	95,003	1,783,206

		1,783,206
Food products (3.9%)

AGT Food & Ingredients, Inc. (Canada)(S)	9,249	181,163

Amira Nature Foods, Ltd. (United Arab Emirates)(NON)	45,435	273,519

Amplify Snack Brands, Inc.(NON)(S)	88,406	626,799

B&G Foods, Inc.(S)	7,800	248,430

Blue Buffalo Pet Products, Inc.(NON)(S)	35,620	1,009,827

Flowers Foods, Inc.(S)	45,940	864,131

Hain Celestial Group, Inc. (The)(NON)	48,288	1,987,051

Nomad Foods, Ltd. (United Kingdom)(NON)	20,320	296,062

Simply Good Foods Co. (The)(NON)	62,100	727,191

		6,214,173
Health-care providers and services (2.2%)

Brookdale Senior Living, Inc.(NON)	48,600	515,160

Ensign Group, Inc. (The)(S)	36,411	822,524

HealthSouth Corp.	27,019	1,252,331

Patterson Cos., Inc.(S)	17,100	660,915

Tenet Healthcare Corp.(NON)(S)	20,100	330,243

		3,581,173
Hotels, restaurants, and leisure (3.7%)

Bloomin' Brands, Inc.	28,405	499,928

Brinker International, Inc.	24,940	794,588

Caesars Entertainment Corp.(NON)(S)	89,500	1,194,825

Cheesecake Factory, Inc. (The)(S)	14,100	593,892

Dunkin' Brands Group, Inc.	9,900	525,492

Extended Stay America, Inc. (Units)	9,480	189,600

Fiesta Restaurant Group, Inc.(NON)(S)	9,400	178,600

ILG, Inc.	16,780	448,529

International Game Technology PLC	28,000	687,400

Red Lion Hotels Corp.(NON)	64,943	561,757

SeaWorld Entertainment, Inc.	17,924	232,833

		5,907,444
Household durables (1.0%)

La-Z-Boy, Inc.	17,900	481,510

Libbey, Inc.	36,755	340,351

Lifetime Brands, Inc.	12,976	237,461

TRI Pointe Group, Inc.(NON)	43,800	604,878

		1,664,200
Household products (0.4%)

Energizer Holdings, Inc.(S)	12,680	583,914

		583,914
Independent power and renewable electricity producers (1.4%)

Calpine Corp.(NON)	111,828	1,649,463

Dynegy, Inc.(NON)	56,100	549,219

		2,198,682
Insurance (1.2%)

Assured Guaranty, Ltd.	25,300	955,075

Greenlight Capital Re, Ltd. Class A (Cayman Islands)(NON)	13,815	299,095

MBIA, Inc.(NON)(S)	84,567	735,733

		1,989,903
Internet and direct marketing retail (0.1%)

Groupon, Inc.(NON)(S)	21,134	109,897

		109,897
Internet software and services (2.6%)

Autobytel, Inc.(NON)	20,900	144,001

Cision, Ltd.(NON)(S)	109,648	1,427,617

J2 Global, Inc.(S)	14,999	1,108,126

Pandora Media, Inc.(NON)(S)	64,897	499,707

Trivago NV ADR (Germany)(NON)(S)	29,200	316,820

Web.com Group, Inc.(NON)	29,215	730,375

		4,226,646
IT Services (1.1%)

Conduent, Inc.(NON)	74,000	1,159,580

Convergys Corp.	20,800	538,512

		1,698,092
Leisure products (1.1%)

American Outdoor Brands Corp.(NON)(S)	47,100	718,275

Clarus Corp.(NON)	21,667	162,503

Sturm Ruger & Co., Inc.(S)	17,038	880,865

		1,761,643
Machinery (4.5%)

American Railcar Industries, Inc.	4,054	156,484

Commercial Vehicle Group, Inc.(NON)	65,164	478,955

DMC Global, Inc.(S)	29,398	496,826

Flowserve Corp.	20,300	864,577

FreightCar America, Inc.	14,494	283,503

Hyster-Yale Materials Handling, Inc.	16,331	1,248,342

ITT, Inc.	6,200	274,474

Kennametal, Inc.	6,380	257,369

LB Foster Co. Class A(NON)	18,233	414,801

Milacron Holdings Corp.(NON)	49,964	842,393

Miller Industries, Inc.	12,783	357,285

Rexnord Corp.(NON)	13,191	335,183

Titan International, Inc.(S)	39,400	399,910

Trinity Industries, Inc.	25,900	826,210

		7,236,312
Marine (0.5%)

Matson, Inc.	17,658	497,602

Safe Bulkers, Inc. (Greece)(NON)	111,179	304,630

		802,232
Media (1.8%)

Central European Media Enterprises, Ltd. Class A (Czech Republic)(NON)(S)	110,591	447,894

Entravision Communications Corp. Class A	53,589	305,457

Gray Television, Inc.(NON)	43,900	689,230

Live Nation Entertainment, Inc.(NON)	11,280	491,244

Meredith Corp.	4,100	227,550

Time, Inc.	48,887	659,975

		2,821,350
Metals and mining (3.5%)

Ampco-Pittsburgh Corp.	12,895	224,373

Carpenter Technology Corp.	39,551	1,899,635

Ferroglobe Representation & Warranty Insurance Trust(NON)	102,740	—

Major Drilling Group International, Inc. (Canada)(NON)	203,701	1,142,783

Olympic Steel, Inc.	44,906	987,932

Ryerson Holding Corp.(NON)	30,400	329,840

TimkenSteel Corp.(NON)	49,818	821,997

Universal Stainless & Alloy Products, Inc.(NON)	5,683	118,491

		5,525,051
Mortgage real estate investment trusts (REITs) (0.3%)

Redwood Trust, Inc.	26,215	427,042

		427,042
Multiline retail (0.6%)

Dillards, Inc. Class A(S)	8,900	499,023

Fred's, Inc.(S)	64,639	416,275

		915,298
Oil, gas, and consumable fuels (4.3%)

Bonanza Creek Energy, Inc.(NON)	6,229	205,495

Chaparral Energy, Inc.(NON)	30,018	687,412

Energen Corp.(NON)	15,576	851,696

Enerplus Corp. (Units) (Canada)	43,600	430,332

Gener8 Maritime, Inc.(NON)	104,303	470,407

Oasis Petroleum, Inc.(NON)	13,900	126,768

Overseas Shipholding Group, Inc. Class A(NON)	154,276	405,746

Range Resources Corp.(S)	30,800	602,756

Southwestern Energy Co.(NON)	111,200	679,432

SRC Energy, Inc.(NON)	39,300	380,031

Ultra Petroleum Corp.(NON)	102,900	892,143

WildHorse Resource Development Corp.(NON)(S)	28,400	378,288

WPX Energy, Inc.(NON)	60,780	698,970

		6,809,476
Paper and forest products (0.3%)

PH Glatfelter Co.	27,100	527,095

		527,095
Personal products (0.5%)

Edgewell Personal Care Co.(NON)	11,580	842,677

		842,677
Pharmaceuticals (0.7%)

Mallinckrodt PLC(NON)	19,400	724,978

Sucampo Pharmaceuticals, Inc. Class A(NON)(S)	27,000	318,600

		1,043,578
Professional services (1.1%)

Heidrick & Struggles International, Inc.	9,300	196,695

ICF International, Inc.(NON)	17,197	927,778

Navigant Consulting, Inc.(NON)	35,500	600,660

		1,725,133
Real estate management and development (0.7%)

Kennedy-Wilson Holdings, Inc.(S)	59,601	1,105,599

		1,105,599
Road and rail (0.8%)

Schneider National, Inc. Class B(S)	39,512	999,654

TFI International, Inc. (Canada)	11,200	288,673

		1,288,327
Semiconductors and semiconductor equipment (2.4%)

FormFactor, Inc.(NON)	30,794	518,879

MACOM Technology Solutions Holdings, Inc.(NON)	10,200	455,022

MaxLinear, Inc. Class A(NON)	50,200	1,192,250

Rambus, Inc.(NON)	25,380	338,823

Silicon Motion Technology Corp. ADR (Taiwan)(S)	18,245	876,307

Xperi Corp.	17,985	455,021

		3,836,302
Software (0.7%)

BancTec, Inc. 144A CVR(F)	152,299	—

FireEye, Inc.(NON)(S)	37,851	634,761

TECSYS, Inc. (Canada)	8,830	112,803

Zynga, Inc. Class A(NON)	93,875	354,848

		1,102,412
Specialty retail (4.9%)

American Eagle Outfitters, Inc.(S)	60,800	869,440

Barnes & Noble, Inc.	36,800	279,680

Bed Bath & Beyond, Inc.(S)	17,984	422,084

Buckle, Inc. (The)(S)	15,800	266,230

Foot Locker, Inc.	19,600	690,312

Genesco, Inc.(NON)	33,216	883,546

J. Jill, Inc.(NON)	57,900	630,531

New York & Co., Inc.(NON)	91,682	190,699

Party City Holdco, Inc.(NON)(S)	108,198	1,466,083

Rent-A-Center, Inc./TX(S)	43,531	499,736

Sally Beauty Holdings, Inc.(NON)(S)	22,461	439,786

Tailored Brands, Inc.(S)	45,700	659,908

Zumiez, Inc.(NON)(S)	27,495	497,660

		7,795,695
Technology hardware, storage, and peripherals (0.6%)

NCR Corp.(NON)	18,015	675,923

Super Micro Computer, Inc.(NON)	15,261	337,268

		1,013,191
Textiles, apparel, and luxury goods (0.5%)

Lakeland Industries, Inc.(NON)	11,764	165,872

Perry Ellis International, Inc.(NON)	29,927	708,073

		873,945
Thrifts and mortgage finance (3.2%)

Beneficial Bancorp, Inc.	14,400	239,040

Clifton Bancorp, Inc.	28,654	479,095

Dime Community Bancshares, Inc.	11,511	247,487

First Defiance Financial Corp.	5,101	267,751

NMI Holdings, Inc. Class A(NON)	54,717	678,491

OceanFirst Financial Corp.	16,849	463,179

PCSB Financial Corp.(NON)	40,201	758,191

Provident Financial Services, Inc.	10,278	274,114

Radian Group, Inc.	77,453	1,447,597

WSFS Financial Corp.	4,383	213,671

		5,068,616
Trading companies and distributors (1.4%)

BMC Stock Holdings, Inc.(NON)	4,500	96,075

Foundation Building Materials, Inc.(NON)	54,887	776,102

Hardwoods Distribution, Inc. (Canada)	17,499	283,294

Herc Holdings, Inc.(NON)	5,273	259,062

MRC Global, Inc.(NON)	34,000	594,660

NOW, Inc.(NON)	20,100	277,576

		2,286,769

Total common stocks (cost $128,950,437)		$139,045,142

INVESTMENT COMPANIES (2.0%)(a)
	Shares	Value

Fifth Street Finance Corp.	107,165	$586,193

Golub Capital BDC, Inc.	17,680	332,738

Solar Capital, Ltd.	23,732	513,560

TCP Capital Corp.	41,373	682,241

TPG Specialty Lending, Inc.	18,100	379,376

TriplePoint Venture Growth BDC Corp.	54,574	731,292

Total investment companies (cost $3,096,281)		$3,225,400

SHORT-TERM INVESTMENTS (31.2%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 1.25%(AFF)	27,848,675	$27,848,675

Putnam Short Term Investment Fund 1.17%(AFF)	22,026,406	22,026,406

Total short-term investments (cost $49,875,081)		$49,875,081

TOTAL INVESTMENTS

Total investments (cost $181,921,799)		$192,145,623

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
CVR	Contingent Value Rights

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $159,976,479.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/2017

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$14,968,800	$82,540,972	$69,661,097	$110,388	$27,848,675
	Putnam Short Term Investment Fund**	5,882,664	125,757,761	109,614,019	80,194	22,026,406

	Total Short-term investments	$20,851,464	$208,298,733	$179,275,116	$190,582	$49,875,081
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $27,848,675, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $27,056,045. Certain of these securities were sold prior to the close of the reporting period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$23,057,135	$—	$—
Consumer staples	9,423,970	—	—
Energy	11,437,579	—	—
Financials	23,812,564	—	—
Health care	4,624,751	—	—
Industrials	26,420,041	—	—
Information technology	19,371,654	—	—**
Materials	10,621,408	—	—
Real estate	8,005,550	—	—
Telecommunication services	71,808	—	—
Utilities	2,198,682	—	—
Total common stocks	139,045,142	—	—
Investment companies	3,225,400	—	—
Short-term investments	22,026,406	27,848,675	—

Totals by level	$164,296,948	$27,848,675	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
** Value of Level 3 security is $—.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2017